Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		104 Months Ended		120 Months Ended
		Jan. 31, 2026		Jan. 31, 2026		Jan. 31, 2026	[7]	Jan. 31, 2026
C000006477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	5.87%		3.03%				4.67%
C000006476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	2.87%		2.70%				4.67%
C000006471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.10%		2.90%				5.00%
C000006484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.27%		3.31%				5.20%
C000006485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	2.86%		3.08%				4.87%
C000006486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	5.86%		3.39%				4.87%
C000006490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	1.77%		0.11%				2.02%
C000006489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[6]	(0.95%)		0.02%				2.27%
C000006488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.62%)		0.23%				2.59%
C000118060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS High Yield Pooled Portfolio
Average Annual Return, Percent		8.64%		4.77%				6.43%
Without Sales Load [Member] | C000116932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.04%		4.17%				5.83%
Without Sales Load [Member] | C000006472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.93%		4.12%				5.75%
Without Sales Load [Member] | C000006483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.67%		3.80%				5.42%
Without Sales Load [Member] | C000006482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.41%		3.47%				5.12%
Without Sales Load [Member] | C000006480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.87%		3.03%				4.67%
Without Sales Load [Member] | C000006478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.94%		4.05%				5.72%
Without Sales Load [Member] | C000006477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.87%		3.03%				4.67%
Without Sales Load [Member] | C000006476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.87%		3.03%				4.67%
Without Sales Load [Member] | C000006471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.67%		3.80%				5.45%
Without Sales Load [Member] | C000006484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.85%		4.21%				5.65%
Without Sales Load [Member] | C000006485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.86%		3.40%				4.87%
Without Sales Load [Member] | C000006486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.86%		3.39%				4.87%
Without Sales Load [Member] | C000006487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.93%		4.43%				5.90%
Without Sales Load [Member] | C000064677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.05%		3.43%				4.85%
Without Sales Load [Member] | C000064678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.58%		3.95%				5.39%
Without Sales Load [Member] | C000064679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.84%		4.18%				5.71%
Without Sales Load [Member] | C000064680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.11%		4.48%				5.91%
Without Sales Load [Member] | C000064681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.23%		4.57%				6.02%
Without Sales Load [Member] | C000191232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		3.86%		1.16%		2.93%
Without Sales Load [Member] | C000103072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.64%		1.08%				3.02%
Without Sales Load [Member] | C000006490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.77%		0.11%				2.02%
Without Sales Load [Member] | C000006489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.03%		0.36%				2.27%
Without Sales Load [Member] | C000006488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.79%		1.11%				3.04%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[8],[9]	6.85%		(0.20%)				1.88%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[10],[11]	8.56%		(1.79%)				1.27%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.70%	[12],[13]	0.86%	[12],[13]	2.34%	[14]	2.32%	[12],[13]
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Average Annual Return, Percent	[8],[9]	7.70%		4.54%				6.75%
ICE BofA Global High Yield Constrained Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Global High Yield - Constrained Index (USD Hedged)
Average Annual Return, Percent	[11]	7.91%	[10]	4.19%	[10]			6.49%	[15]

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	For the period from the commencement of the class's investment operations, June 2, 2017 through January 31, 2026.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.